General information about the Company	12 Months Ended
Dec. 31, 2021
General information about the Company
General information about the Company

Note 2: General information about the Company

Incorporated in September 2006, Biophytis is a clinical-stage biotechnology company focused on the development of therapeutics that slow the degenerative processes associated with aging and improve functional outcomes for patients suffering from age-related diseases.

Sarconeos (BIO101), the Company’s leading drug candidate, is a small molecule, administered orally, and currently in clinical Phase 2b in sarcopenia (SARA-INT) in the United States and Europe. A pediatric formulation of Sarconeos (BIO101) is being developed for the treatment of Duchenne Muscular Dystrophy (DMD).

Since April 2020, Sarconeos (BIO101) is also being developed as a treatment for patients with COVID-19 related respiratory failure in a Phase 2/3 clinical study (COVA) in the United States, Europe and Latin America. Enrollment of the study, however, has ended earlier than planned due to the progression of the pandemic and the difficulty in enrolling patients.

Biophytis is a French joint stock company (société anonyme) and has its registered office located at 14, avenue de l’Opéra, 75001 Paris, France (register Number at the Company’s house: 492 002 225 RCS PARIS).

The ordinary shares of the Company are listed on Euronext Growth Paris (Ticker: ALBPS-ISIN: FR0012816825). The ADSs (American Depositary Shares) are listed on the Nasdaq Capital Market since February 10, 2021 under the symbol “BPTS”.

Biophytis and its subsidiaries are referred to hereinafter as “Biophytis,” or the “Company.”

The following information constitutes the Notes to the consolidated financial statements for the years ended December 31, 2019, 2020 and 2021.

The consolidated financial statements of Biophytis, or the “Financial Statements”, have been prepared under the responsibility of management of the Company and were approved and authorized for issuance by the Company’s Board of Directors on April 4, 2022, except for Note 1, as to which the date is January 30, 2023.